Starwood Mortgage Residential Trust 2021-3 ABS 15G

Exhibit 99.7

Client Name:	XXXXXX
Client Project Name:	STAR 2021-3
Start - End Dates:	11/12/2020 - 12/31/2021
Deal Loan Count:	338

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	1
Property Valuations	Appraisal	PRVAAPPR175	Missing Review Appraisal required per guidelines	1
Total				3

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